Exhibit 99.1
Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-4
Quarterly Servicing Report
Quarterly Distribution Date: 7/25/2008
Collection Period Ending: 6/30/2008
Table of Contents

Page
I. Principal Parties to the Transaction	2

II. Explanations, Definitions, Abbreviations	2

III. Deal Parameters	3
A. Student Loan Portfolio Characteristics
B. Notes
C. Reserve Fund
D. Other Fund Balances

IV. Transactions for the Time Period	4

V. Cash Receipts for the Time Period	5

VI. Payment History and CPRs	5

VII. Cash Payment Detail and Available Funds for the Time Period	6

VIII. Waterfall for Distribution	7

IX. Distributions	8
A. Distribution Amounts
B. Principal Distribution Amount Reconciliation
C. Additional Principal Paid
D. Reserve Fund Reconciliation
E. Note Balances

X. Portfolio Characteristics	9

XI. Portfolio Characteristics by School and Program	9

XII. Servicer Totals	9

XIII. Collateral Tables	10
Distribution of the Student Loans by Geographic Location
Distribution of the Student Loans by Guarantee Agency
Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
Distribution of the Student Loans by Borrower Payment Status
Distribution of the Student Loans by Range of Principal Balance
Distribution of the Student Loans by Number of Days Delinquent
Distribution of the Student Loans by Interest Rate
Distribution of the Student Loans by SAP Interest Rate Index
Distribution of the Student Loans by Date of Disbursement

XIV. Trigger Information	12

XV. Interest Rates for Next Distribution Date	12

XVI. Items to Note	12

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2008-4

Depositor	Nelnet Student Loan Funding, LLC

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicers	Nelnet, Inc.
ACS Education Services, Inc.
Great Lakes Educational Loan Services, Inc.
Sallie Mae Servicing

Administrator	National Education Loan Network, Inc. (“NELN”)

On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the note holders and acts as paying agent for the notes. Also acts on behalf of the note holders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-4 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of Delaware, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.
II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date	with respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the outstanding amount of notes for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/ Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	5/16/2008	Activity	6/30/2008
i. Portfolio Principal Balance	$911,895,195.83	$349,347,571.04	$1,261,242,766.87
ii. Interest Expected to be Capitalized	22,514,051.09		32,607,511.47
iii. Moneys on deposit in the Prefunding Account of the Acquisition Fund (after the effect of Distributions)	392,202,837.09		28,599,978.25

iv. Pool Balance (i + ii + iii)	$1,326,612,084.01		$1,322,450,256.59

v. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance + Capitalized Interest Balance)	$1,358,932,397.01		$1,353,798,329.77

vi. Other Accrued Interest	$1,784,887.70		$4,868,608.86
vii. Weighted Average Coupon (WAC)	7.024%		7.063%
viii. Weighted Average Remaining Months to Maturity (WARM)	131.63		129.26
ix. Number of Loans	269,895		369,938
x. Number of Borrowers	126,755		165,870
xi. Average Borrower Indebtedness	7,194.16		7,603.80
xii. Portfolio Yield ((Trust Income – Trust Expenses) / (Student Loans + Cash))	N/A		-0.0860%

B. Notes	CUSIP	Spread	Coupon Rate	5/20/2008%		Interest Due	7/25/2008%
i. Class A-1 Notes	64032J AA 4	0.53%	3.14971%	$286,000,000.00	21.19%	$1,651,498.42	$285,985,812.64	21.18%
ii. Class A-2 Notes	64032J AB 2	0.70%	3.31971%	481,000,000.00	35.63%	2,927,433.34	481,000,000.00	35.63%
iii. Class A-3 Notes	64032J AC 0	0.93%	3.54971%	147,000,000.00	10.89%	956,646.60	147,000,000.00	10.89%
iv. Class A-4 Notes	64032J AD 8	1.48%	4.09971%	395,500,000.00	29.30%	2,972,633.37	395,500,000.00	29.30%
v. Class B Notes	64032J AE 6	1.00%	3.61971%	40,500,000.00	3.00%	268,763.67	40,500,000.00	3.00%

vi. Total Notes				$1,350,000,000.00	100.00%	$8,776,975.40	$1,349,985,812.64	100.00%

LIBOR Rate Notes:		Collection Period:		Record Date	7/24/2008
LIBOR Rate for Accrual Period	2.61971%	First Date in Collection Period	5/17/2008	Distribution Date	7/25/2008
First Date in Accrual Period	5/20/2008	First Date Funds are Active	5/20/2008
Last Date in Accrual Period	7/24/2008	Last Date in Collection Period	6/30/2008
Days in Accrual Period	66

C. Reserve Fund	5/20/2008	6/30/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$3,320,313.00	$3,306,125.64
iii. Reserve Fund Floor Balance	$976,594.34	$976,594.34
iv. Reserve Fund Balance after Distribution Date	$3,320,313.00	$3,306,125.64

D. Other Fund Balances	5/20/2008	6/30/2008
i. Collection Fund*	$—	$9,580,283.11
ii. Acquisition Fund (includes Prefunding Account) (after the effect of Distributions)	$392,202,837.09	$28,599,978.25
iii. Capitalized Interest Fund (after the effect of Distributions)	$29,000,000.00	$28,041,947.54
iv. Department Rebate Fund	$—	$—
(* For further information regarding Fund detail, see Section VII — K, “Collection Fund Reconciliation”.)

Total Fund Balances	$424,523,150.09	$69,528,334.54

IV. Transactions for the Time Period 05/17/2008 — 06/30/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$5,004,569.05
ii. Principal Collections from Guarantor		231,402.07
iii. Principal Repurchases/Reimbursements by Servicer		—
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		1,112,958.90
vi. Principal Write-Offs Reimbursed to the Trust		3,064.69
vii. Other System Adjustments		150,735.96

viii. Total Principal Collections		$6,502,730.67

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$282.65
ii. Principal Realized Losses — Other		—
iii. Other Adjustments		277,527.72
iv. Capitalized Interest		(4,842,429.14)

v. Total Non-Cash Principal Activity		$(4,564,618.77)

C. Student Loan Principal Additions
i. New Loan Additions		$(351,285,682.94)

ii. Total Principal Additions		$(351,285,682.94)

D. Total Student Loan Principal Activity (Aviii + Bv + Cii)		$(349,347,571.04)

E. Student Loan Interest Activity
i. Regular Interest Collections		$1,853,964.38
ii. Interest Claims Received from Guarantors		6,917.04
iii. Late Fees & Other		42,326.56
iv. Interest Repurchases/Reimbursements by Servicer		—
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		14,349.10
vii. Interest Write-Offs Reimbursed to the Trust		79.99
viii. Other System Adjustments		829.99
ix. Special Allowance Payments		—
x. Interest Benefit Payments		—

xi. Total Interest Collections		$1,918,467.06

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-offs		$23.75
ii. Interest Losses — Other		—
iii. Other Adjustments		—
iv. Capitalized Interest		4,842,429.14

v. Total Non-Cash Interest Adjustments		$4,842,452.89

G. Student Loan Interest Additions
i. New Loan Additions		$(11,868,958.53)

ii. Total Interest Additions		$(11,868,958.53)

H. Total Student Loan Interest Activity (Exi + Fv + Gii)		$(5,108,038.58)

I. Defaults Paid this Quarter (Aii + Eii)		$238,319.11
J. Cumulative Defaults Paid to Date		$238,319.11

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III — A-ii)	5/16/2008	22,514,051.09
Interest Capitalized into Principal During Collection Period (B-iv)		(4,842,429.14)
Change in Interest Expected to be Capitalized		14,935,889.52

Interest Expected to be Capitalized — Ending (III — A-ii)	6/30/2008	$32,607,511.47

V. Cash Receipts for the Time Period 05/17/2008 — 06/30/2008

A. Principal Collections
i. Principal Payments Received — Cash	$5,389,771.77
ii. Principal Received from Loans Consolidated	1,112,958.90
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	—
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$6,502,730.67

B. Interest Collections
i. Interest Payments Received — Cash	$1,861,791.40
ii. Interest Received from Loans Consolidated	14,349.10
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	—
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	—
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	42,326.56

vii. Total Interest Collections	$1,918,467.06

C. Other Reimbursements	$250,904.01

D. Investment Earnings	$215,361.75

E. Total Cash Receipts during Collection Period	$8,887,463.49

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
7/25/2008	$1,353,798,329.77	2.490%	2.490%	$1,893,661.00

VII. Cash Payment Detail and Available Funds for the Time Period 05/17/2008 — 06/30/2008
Funds Previously Remitted: Collection Account

A. Servicing Fees	$367,566.29

B. Trustee Fees	$—

C. Delaware Trustee Fees	$—

D. Administration Fees	$—

E. Interest Payments on Notes	$—

F. Unpaid Interest Accrued to Depositor	$—

G. Principal Payments on Notes	$—

H. Transfer to Department Rebate Fund	$—
Funds Previously Remitted: Acquisition Fund

	Principal	Interest	Premium
I. New Loan Purchases	911,895,195.83	25,812,030.08	—	$937,707,225.91
Funds Previously Remitted: Acquisition Fund — Prefunding Account

	Principal	Interest	Premium
J. New Loan Purchases	351,589,070.51	11,911,454.88	—	$363,500,525.39

K. Collection Fund Reconciliation
i. Beginning Balance:	5/20/2008	$—
ii. Principal Paid During Collection Period (G)		—
iii. Interest Paid During Collection Period (E)		—
iv. Deposits During Collection Period (V – A-v + B-vii + C)		8,672,101.74
v. Payments out During Collection Period (A + B + C + D + F + H)		(367,566.29)
vi. Total Investment Income Received for Quarter (V – D)		215,361.75
vii. Funds Transferred from the Capitalized Interest Fund		958,052.46
viii. Funds transferred from the Prefunding Account (transferred on July 25, 2008)		102,333.45
ix. Funds transferred from the Department Rebate Fund		—
x. Funds Available for Distribution		$9,580,283.11

VIII. Waterfall for Distribution

		Remaining
		Funds Balance
A. Total Available Funds for Distribution (VII-K-x)	$9,580,283.11	$9,580,283.11

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the Monthly Servicing Payment Date) — Current Month	$704,834.00	$8,875,449.11
Trustee Fee — Current Quarter	$17,140.30	$8,858,308.81
Delaware Trustee Fee — Current Year	$—	$8,858,308.81

respectively, due on such Quarterly Distribution Date, in each case, with such fees remaining unpaid from prior Quarterly Distribution Dates (and in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Month	$81,333.41	$8,776,975.40
and all unpaid Administration Fees from prior Quarterly Distribution Dates;	$—	$8,776,975.40

D. (A) to pay to the Class A Noteholders of each Class the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date:
i. Class A-1	$1,651,498.42	$7,125,476.98
ii. Class A-2	$2,927,433.34	$4,198,043.64
iii. Class A-3	$956,646.60	$3,241,397.04
iv. Class A-4	$2,972,633.37	$268,763.67

v. Total Class A Noteholders’ Interest Distribution	$5,535,578.36

and (B) to pay to the Counterparty, any Issuer Derivative payments (excluding Termination Payments other than Priority Termination Payments) to the pro rata, based on amounts owed to each such party, without preference or priority of any kind;	$—	$268,763.67

E. Unless the Subordinate Notes Interest Trigger has occurred and is continuing on such Quarterly Distribution Date, to pay to the Class B Noteholders, the Class B Noteholders’ Interest Distribution Amount payable on such Quarterly Distribution Date;	$268,763.67	$—

F. To the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;	$—	$—

G. To the applicable Noteholders, the Principal Distribution Amount in the following order:
to the Class A Noteholders, the Class A Principal Distribution Amount:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;	$—	$—
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;	$—	$—
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;	$—	$—
iv. to pay to the Class A-4 Noteholders until the Class A-4 Notes have been paid in full;	$—	$—
v. to pay to the Class B Noteholders until the Class B Notes have been paid in full;	$—	$—

vi. Total Noteholders’ Principal Distribution	$—

H. To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;	$—	$—

I. To pay the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;	$—	$—

J. To the Class B Noteholders in the following order:
(A) if the Subordinate Notes Interest Trigger has occurred and is continuing, to pay any Class B Noteholders’ Interest Distribution Amount payable on such Quarterly Distribution Date and not paid pursuant to clause E above; and	$—	$—
(B) after the Class A Notes have been paid in full, to pay the Class B Notes Carry-over Amount payable on such Quarterly Distribution Date;	$—	$—

K. To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;	$—	$—

L. in the event the Financed Eligible Loans are not sold pursuant to Sections 10.03 or 10.04 hereof, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority set forth in Sections (G)(i) through G(v) above, until the principal amount of the Notes is paid in full;

i. Class A-1	$—	$—
ii. Class A-2	$—	$—
iii. Class A-3	$—	$—
iv. Class A-4	$—	$—
v. Class B	$—	$—

M. To release to the Issuer any remaining funds.	$—	$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class B
i. Quarterly Interest Due	$8,776,975.40	$1,651,498.42	$2,927,433.34	$956,646.60	$2,972,633.37	$268,763.67
ii. Quarterly Interest Paid	8,776,975.40	1,651,498.42	2,927,433.34	956,646.60	2,972,633.37	268,763.67

iii. Interest Shortfall	$—	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$14,187.36	$14,187.36	$—	$—	$—	$—

v. Total Distribution Amount	$8,791,162.76	$1,665,685.78	$2,927,433.34	$956,646.60	$2,972,633.37	$268,763.67
B.
Principal Distribution Amount Reconciliation

i. Outstanding Amount of Notes as of	5/20/2008	$1,350,000,000.00
ii. Adjusted Pool Balance multiplied by 99.01%	6/30/2008	1,340,395,726.31

iii. Excess		$9,604,273.69
iv. Amount Due on a Note Final Maturity Date		—

v. Total Principal Distribution Amount as defined by Indenture		$9,604,273.69
vi. Actual Principal Distribution Amount based on amounts in Collection Fund		—

vii. Principal Distribution Amount Shortfall		$9,604,273.69

viii. Senior Noteholders’ Principal Distribution Amount		$—

Principal Distribution from Reserve Fund Excess (D-v)		$14,187.36

Total Principal Distribution Amount Paid		$14,187.36

C.
Additional Principal Paid

i. Notes Outstanding Principal Balance		$1,350,000,000.00
ii. Less: Principal Distribution Amount		(14,187.36)

iii. Basis for Parity Calculation	7/25/2008	$1,349,985,812.64

iv. Adjusted Pool Balance
Student Loan Principal Balance		$1,261,242,766.87
Interest Expected to be Capitalized		32,607,511.47
Capitalized Interest Fund Balance		28,041,947.54
Acquisition Fund Balance (includes Prefunding Account)		28,599,978.25
Reserve Fund Balance		3,306,125.64
v. Other Accrued Interest		4,868,608.86

vi. Total Assets for Parity Ratio	6/30/2008	$1,358,666,938.63

vii. Parity %		100.64%
Apply Excess Reserve to Unpaid Principal of Notes		Yes
D.
Reserve Fund Reconciliation

i. Beginning of Period Balance	5/20/2008	$3,320,313.00
ii. Amounts, if any, necessary to reinstate the balance (VIII — I)		—

iii. Total Reserve Fund Balance Available		$3,320,313.00
iv. Required Reserve Fund Balance		3,306,125.64

v. Excess Reserve — Apply to Unpaid Principal		$14,187.36
vi. Ending Reserve Fund Balance		$3,306,125.64
E.

Note Balances	5/20/2008	Paydown Factors	7/25/2008
i. Total Note Factor	0.9000000000	0.0000094582	0.8999905418

ii. A-1 Note Balance	$286,000,000.00		$285,985,812.64
A-1 Note Pool Factor	1.0000000000	0.0000496062	0.9999503938

iii. A-2 Note Balance	$481,000,000.00		$481,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$147,000,000.00		$147,000,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. A-4 Note Balance	$395,500,000.00		$395,500,000.00
A-4 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

vi. B Note Balance	$40,500,000.00		$40,500,000.00
B Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	8/31/2007	6/30/2008	8/31/2007	6/30/2008	8/31/2007	6/30/2008	8/31/2007	6/30/2008	8/31/2007	6/30/2008
Interim:
In School
Subsidized Loans	6.767%	6.763%	56,071	66,211	147	148	$192,277,184.37	$223,478,401.28	21.09%	17.72%
Unsubsidized Loans	6.764%	6.760%	39,196	46,950	147	148	$166,083,325.94	$193,912,701.53	18.21%	15.37%
Grace
Subsidized Loans	6.748%	6.752%	24,190	22,056	123	124	$70,062,694.33	$72,772,109.74	7.68%	5.77%
Unsubsidized Loans	6.750%	6.750%	17,287	16,233	123	125	$56,828,051.71	$61,169,748.41	6.23%	4.85%

Total Interim	6.762%	6.759%	136,744	151,450	141	142	$485,251,256.35	$551,332,960.96	53.21%	43.71%

Repayment
Active
0-30 Days Delinquent	7.496%	7.423%	59,289	109,383	113	112	$190,341,024.78	$352,792,254.76	20.87%	27.97%
31-60 Days Delinquent	7.302%	7.284%	6,099	9,561	114	110	$17,120,129.45	$28,135,475.35	1.88%	2.23%
61-90 Days Delinquent	7.273%	7.258%	3,568	6,193	112	110	$9,550,896.76	$17,906,221.22	1.05%	1.42%
91-120 Days Delinquent	7.245%	7.259%	2,394	3,793	112	108	$6,093,961.72	$10,670,220.06	0.67%	0.85%
121-150 Days Delinquent	7.140%	7.290%	3,520	3,167	111	108	$9,642,152.77	$8,735,402.56	1.06%	0.69%
151-180 Days Delinquent	7.197%	7.184%	3,175	2,678	110	107	$8,582,031.80	$7,675,809.34	0.94%	0.61%
181-210 Days Delinquent	7.244%	7.149%	1,901	4,636	107	107	$4,994,187.38	$12,940,926.12	0.55%	1.03%
211-240 Days Delinquent	7.268%	7.279%	56	2,243	108	105	$170,362.01	$6,110,884.70	0.02%	0.48%
241-270 Days Delinquent	0.000%	7.249%	0	773	0	105	$0.00	$2,069,927.24	0.00%	0.16%
271-300 Days Delinquent	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%
>300 Days Delinquent	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Deferment
Subsidized Loans	6.724%	6.738%	21,825	30,625	137	138	$56,897,410.40	$82,729,948.21	6.24%	6.56%
Unsubsidized Loans	7.284%	7.226%	14,759	21,354	137	139	$62,252,715.70	$89,558,248.96	6.83%	7.10%

Forbearance
Subsidized Loans	7.194%	7.207%	9,160	13,114	121	120	$25,329,693.08	$38,013,544.85	2.78%	3.01%
Unsubsidized Loans	7.640%	7.629%	7,378	10,867	123	122	$35,604,886.59	$52,213,343.09	3.90%	4.14%

Total Repayment	7.322%	7.299%	133,124	218,387	121	119	$426,579,452.44	$709,552,206.46	46.78%	56.26%

Claims In Process	7.091%	7.302%	27	101	116	114	$64,487.04	$357,599.45	0.01%	0.03%
Aged Claims Rejected	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Grand Total	7.024%	7.063%	269,895	369,938	132	129	$911,895,195.83	$1,261,242,766.87	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 6/30/2008

Loan Type	WAC	WARM	Number of Loans	Principal Amount	%
Stafford — Subsidized	6.902%	130	210,798	$611,711,717.51	48.50%
Stafford — Unsubsidized	6.881%	132	142,294	$507,426,434.69	40.23%
GradPLUS Loans	8.500%	139	2,013	$26,830,254.20	2.13%
PLUS Loans	8.389%	111	14,271	$113,032,779.57	8.96%
SLS Loans	8.281%	99	562	$2,241,580.90	0.18%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	7.063%	129	369,938	$1,261,242,766.87	100.00%

School Type
Consolidation Uncoded*	0.000%	0	0	$0.00	0.00%
Four Year Institution	7.103%	131	214,087	$875,048,822.19	69.38%
Community/2-Year	6.921%	128	98,455	$229,860,425.22	18.22%
Vocational/Trade	7.035%	121	55,666	$149,937,497.94	11.89%
Unknown	7.364%	121	1,730	$6,396,021.52	0.51%

Total	7.063%	129	369,938	$1,261,242,766.87	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 6/30/2008

$982,846,685.57	Nelnet, Inc.
$222,111,347.81	Great Lakes
$40,665,561.47	ACS
$15,619,172.02	Sallie Mae

$1,261,242,766.87	Total

XIII. Collateral Tables as of 6/30/2008
Distribution of the Student Loans by Geographic Location *

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	1,472	$4,577,488.60	0.36%
Alaska	1,183	$4,739,870.70	0.38%
Alberta, Canada	21	$93,794.33	0.01%
American Samoa	43	$176,232.09	0.01%
Arizona	9,390	$28,931,242.63	2.29%
Arkansas	536	$1,936,891.70	0.15%
Armed Forces Atlantic	2	$3,200.26	0.00%
Armed Forces Europe	131	$424,659.20	0.03%
Armed Forces Pacific	41	$146,026.18	0.01%
British Columbia, Canada	3	$4,191.74	0.00%
California	33,023	$161,912,661.17	12.84%
Canada	2	$5,353.89	0.00%
Colorado	19,683	$55,993,094.71	4.44%
Connecticut	1,816	$9,098,848.35	0.72%
Delaware	79	$365,978.83	0.03%
District Of Columbia	423	$1,677,139.52	0.13%
Florida	30,625	$90,743,604.20	7.20%
Foreign	36	$106,502.24	0.01%
Foreign Country	312	$777,755.11	0.06%
Georgia	3,331	$12,038,119.15	0.95%
Guam	1,386	$5,612,180.04	0.45%
Hawaii	2,653	$9,810,495.58	0.78%
Idaho	295	$1,292,740.46	0.10%
Illinois	2,933	$12,457,597.54	0.99%
Indiana	5,040	$16,301,294.50	1.29%
Iowa	1,302	$3,873,929.59	0.31%
Kansas	1,449	$9,386,805.92	0.74%
Kentucky	1,245	$4,355,592.42	0.35%
Louisiana	7,591	$22,353,698.76	1.77%
Maine	27,645	$87,216,183.95	6.92%
Maryland	1,202	$5,349,605.34	0.42%
Massachusetts	3,028	$13,227,093.45	1.05%
Michigan	21,643	$69,589,138.53	5.52%
Minnesota	5,016	$16,452,804.53	1.30%
Mississippi	364	$1,434,844.96	0.11%
Missouri	3,797	$33,813,333.90	2.68%
Montana	221	$825,277.55	0.07%
Nebraska	15,244	$37,256,692.69	2.95%
Nevada	1,064	$4,332,740.95	0.34%
New Brunswick, Canada	6	$8,135.95	0.00%
New Hampshire	951	$4,271,840.60	0.34%
New Jersey	2,244	$9,563,913.24	0.76%
New Mexico	989	$3,363,590.31	0.27%
New York	6,031	$27,187,947.51	2.16%
North Carolina	1,511	$6,267,932.76	0.50%
North Dakota	147	$535,684.67	0.04%
Northern Mariana Islands	32	$192,210.03	0.02%
Nova Scotia, Canada	2	$5,227.96	0.00%
Ohio	26,911	$77,943,993.24	6.18%
Oklahoma	6,603	$19,121,811.59	1.52%
Ontario, Canada	17	$153,969.11	0.01%
Oregon	1,552	$8,440,631.13	0.67%
Pennsylvania	2,373	$9,254,255.29	0.73%
Puerto Rico	198	$1,031,776.97	0.08%
Rhode Island	681	$2,241,885.93	0.18%
South Carolina	579	$2,506,308.36	0.20%
South Dakota	251	$890,970.77	0.07%
Tennessee	7,528	$22,630,182.66	1.79%
Texas	63,362	$205,233,364.86	16.27%
Unknown	110	$526,285.08	0.04%
Utah	516	$2,044,885.30	0.16%
Vermont	294	$1,220,641.90	0.10%
Virgin Islands	52	$322,650.04	0.03%
Virginia	2,088	$7,146,695.53	0.57%
Washington	1,981	$8,588,600.95	0.68%
West Virginia	215	$685,998.58	0.05%
Wisconsin	37,207	$110,426,219.43	8.76%
Wyoming	237	$740,451.86	0.06%

Total	369,938	$1,261,242,766.87	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
TGSLC	71,063	$248,991,131.25	19.74%
GLHEC	75,579	$229,079,870.81	18.16%
CSAC	35,866	$167,358,652.58	13.27%
FAME	31,961	$106,476,698.97	8.44%
USAF	22,364	$89,738,928.56	7.12%
COAC	23,291	$68,656,322.04	5.44%
NSLP	22,677	$66,451,179.01	5.27%
MGA	19,746	$62,675,141.02	4.97%
OSFA	18,490	$51,794,155.65	4.11%
TSAC	8,544	$26,209,929.35	2.08%
SHESC	4,647	$23,249,062.33	1.84%
ASA	5,218	$23,221,421.92	1.84%
LOSFA	7,430	$20,560,853.57	1.63%
OGSLP	6,418	$17,866,860.53	1.42%
RIHEAA	1,961	$10,981,783.79	0.87%
NELA	2,332	$9,921,680.85	0.79%
EAC	2,532	$8,835,540.84	0.70%
NJOSA	2,730	$8,330,127.46	0.66%
ECMC	1,913	$5,480,765.79	0.44%
ISAC	935	$3,054,742.91	0.24%
KHEAA	1,156	$3,006,760.74	0.24%
PHEAA	263	$1,798,154.91	0.14%
ICSAC	622	$1,766,305.42	0.14%
CSLF	904	$1,524,692.73	0.12%
GHEAC	551	$1,439,853.88	0.11%
MSLP	200	$760,205.42	0.06%
UHEAA	214	$678,113.89	0.05%
SLGFA	188	$625,370.94	0.05%
NHHEAA	57	$325,305.29	0.03%
TX	69	$174,179.39	0.01%
LSFAC	12	$167,616.61	0.01%
FISL	4	$38,019.75	0.00%
AZ	1	$3,338.67	0.00%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	1,853	$1,586,328.46	0.13%
24 to 35	1,234	$1,667,008.43	0.13%
36 to 47	1,503	$2,704,473.94	0.21%
48 to 59	1,930	$4,304,072.30	0.34%
60 to 71	2,185	$4,909,904.75	0.39%
72 to 83	3,151	$8,792,210.07	0.70%
84 to 95	9,961	$28,434,777.48	2.26%
96 to 107	25,785	$88,696,333.04	7.03%
108 to 119	104,829	$336,413,970.71	26.67%
120 to 131	84,570	$300,899,744.60	23.86%
132 to 143	65,249	$249,298,686.37	19.77%
144 to 155	27,966	$94,291,492.58	7.48%
156 to 167	14,838	$51,401,178.41	4.08%
168 to 179	8,548	$27,684,093.61	2.20%
180 to 191	8,836	$31,488,970.76	2.50%
192 to 203	3,008	$11,023,422.94	0.87%
204 to 215	1,422	$4,423,449.24	0.35%
216 to 227	760	$2,175,122.37	0.17%
228 to 239	485	$1,650,778.91	0.13%
240 to 251	272	$802,601.60	0.06%
252 to 263	175	$632,522.72	0.05%
264 to 275	107	$445,888.06	0.04%
276 to 287	125	$973,780.41	0.08%
288 to 299	637	$4,216,027.50	0.33%
300 to 311	267	$1,460,913.03	0.12%
312 to 323	78	$350,956.49	0.03%
324 to 335	68	$191,997.12	0.02%
336 to 347	44	$187,581.77	0.02%
348 to 360	15	$30,974.45	0.00%
361 and Greater	37	$103,504.75	0.01%

Total	369,938	$1,261,242,766.87	100.00%

XIII. Collateral Tables as of 6/30/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	258,307	$917,143,909.49	72.72%
Year 2	44,239	$147,498,696.07	11.70%
Year 3	21,643	$63,292,987.80	5.02%
Year 4 or Greater	45,749	$133,307,173.51	10.57%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	14,990	$4,405,731.13	0.35%
$500.00 to $999.99	28,228	$21,538,823.79	1.71%
$1,000.00 to $1,999.99	75,786	$111,763,175.97	8.86%
$2,000.00 to $2,999.99	97,637	$245,950,556.15	19.50%
$3,000.00 to $3,999.99	51,112	$177,076,676.46	14.04%
$4,000.00 to $5,999.99	68,656	$331,832,947.02	26.31%
$6,000.00 to $7,999.99	8,780	$60,025,659.89	4.76%
$8,000.00 to $9,999.99	11,702	$101,157,037.87	8.02%
$10,000.00 to $14,999.99	8,179	$94,168,452.16	7.47%
$15,000.00 to $19,999.99	2,130	$36,773,054.53	2.92%
$20,000.00 to $24,999.99	1,259	$28,061,809.07	2.23%
$25,000.00 to $29,999.99	608	$16,527,281.18	1.31%
$30,000.00 to $34,999.99	541	$17,258,364.01	1.37%
$35,000.00 to $39,999.99	155	$5,790,656.59	0.46%
$40,000.00 to $44,999.99	83	$3,488,237.06	0.28%
$45,000.00 to $49,999.99	57	$2,694,184.11	0.21%
$50,000.00 to $54,999.99	10	$520,963.18	0.04%
$55,000.00 to $59,999.99	4	$233,436.34	0.02%
$60,000.00 to $64,999.99	3	$189,728.51	0.02%
$65,000.00 to $69,999.99	2	$137,786.09	0.01%
$70,000.00 to $74,999.99	2	$144,694.32	0.01%
$75,000.00 to $79,999.99	1	$79,300.92	0.01%
$80,000.00 to $84,999.99	2	$165,144.02	0.01%
$85,000.00 to $89,999.99	2	$175,351.22	0.01%
$90,000.00 and Greater	9	$1,083,715.28	0.09%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	336,721	$1,166,468,684.19	92.49%
31 to 60	9,648	$28,377,467.65	2.25%
61 to 90	6,207	$17,942,509.96	1.42%
91 to 120	3,805	$10,721,202.56	0.85%
121 and Greater	13,557	$37,732,902.51	2.99%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	0	$0.00	0.00%
3.00% to 3.49%	0	$0.00	0.00%
3.50% to 3.99%	1	$10,967.16	0.00%
4.00% to 4.49%	0	$0.00	0.00%
4.50% to 4.99%	0	$0.00	0.00%
5.00% to 5.49%	0	$0.00	0.00%
5.50% to 5.99%	0	$0.00	0.00%
6.00% to 6.49%	0	$0.00	0.00%
6.50% to 6.99%	249,017	$821,432,217.74	65.13%
7.00% to 7.49%	97,759	$274,296,259.75	21.75%
7.50% to 7.99%	0	$0.00	0.00%
8.00% to 8.49%	12,350	$51,442,190.12	4.08%
8.50% to 8.99%	10,694	$113,492,670.13	9.00%
9.00% or greater	117	$568,461.97	0.05%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	353,654	$1,200,866,982.42	95.21%
91 Day T-Bill Index	16,284	$60,375,784.45	4.79%

Total	369,938	$1,261,242,766.87	100.00%

Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	367,704	$1,251,280,215.40	99.21%
Pre-October, 1993	2,234	$9,962,551.47	0.79%

Total	369,938	$1,261,242,766.87	100.00%

XIV. Trigger Information

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the October 2018 Quarterly Distribution Date and (b) the date that is the 10th business day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the October 2018 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	135.41%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor or any assignee does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee (or its designated agent) shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Depositor or any assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No

C. If the Subordinate Notes Interest Trigger has occurred and is continuing on such Quarterly Distribution Date, then the Class B Noteholders’ Interest Distribution Amount will not be paid on such Quarterly Distribution Date.

1. Is the Subordinate Notes Interest Trigger in effect?	No

i. Can the Class B Noteholders receive the Interest Distribution Amount on such Quarterly Distribution Date?		Yes
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	64032J AA 4	0.53%	3.33000%
A-2 Notes	64032J AB 2	0.70%	3.50000%
A-3 Notes	64032J AC 0	0.93%	3.73000%
B Notes	64032J AE 6	1.00%	3.80000%

LIBOR Rate for Accrual Period	2.80000%
First Date in Accrual Period	7/25/2008
Last Date in Accrual Period	10/26/2008
Days in Accrual Period	94
XVI. Items to Note
The Principal Shortfall as of the 07/25/2008 Quarterly Distribution Date is $9,604,273.69.
The Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $691.07.